UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21061

                AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.




AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC


Financial Statements

July 31, 2005

                                TABLE OF CONTENTS

Schedules of Investments.......................................................1
Statements of Assets and Liabilities...........................................5
Statements of Operations.......................................................6
Statements of Changes in Members' Capital......................................7
Statements of Cash Flows.......................................................9
Financial Highlights..........................................................10
Notes to Financial Statements.................................................14
Approval of Investment Advisory Agreements....................................21




The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2005


               INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS


[Pie Chart Omitted]
Plot points are as follows:

Fixed Income Arbitrage                   26.46%
Fixed Income/Event Arbitrage             11.17%
Statistical Arbitrage                     6.32%
Convertible Arbitrage                     4.44%
Event Arbitrage                          12.87%
Event Arbitrage/Distressed Investments   38.74%

                                                                                                      % OF MEMBERS'
PORTFOLIO FUND NAME                                                 COST               VALUE              CAPITAL*
-----------------------------------------------------------------------------------------------------------------------

AQR Global Arbitrage Offshore Fund (USD), Ltd.                $   27,726,549      $   28,858,389           10.68%
Davidson Kempner Partners                                         25,000,000          26,269,812            9.72
FFIP, L.P.                                                        14,630,000          16,796,210            6.22
Ishin Fund, LLC                                                   13,000,000          11,474,168            4.25
Pentangle Partners, L.P.                                          16,000,000          16,324,932            6.04
Pequot Credit Opportunities Fund, L.P.                            15,000,000          15,134,555            5.60
Perry Partners, L.P.                                              26,600,000          33,246,461           12.31
Satellite Fund II, L.P.                                           25,850,000          28,674,214           10.61
South Hill Trading Corp.                                          15,000,000          15,785,188            5.84
Sowood Alpha Fund, L.P.                                           42,000,000          45,146,010           16.71
Standard Pacific Credit Opportunities Fund, L.P.                  20,000,000          20,636,658            7.64
                                                             ----------------------------------------------------------
   Total                                                      $  240,806,549      $  258,346,597           95.62%
                                                             ==========================================================


*Percentages are based on Members' Capital of $270,167,018.

The aggregate cost of investments for tax purposes was $240,806,549. Net unrealized appreciation on investments for tax purposes was $17,540,048 consisting of $19,065,880 of gross unrealized appreciation and $1,525,832 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 95.62% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2005


               INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS


[Pie Chart Omitted]
Plot point is as follows:

Distressed Investments    100%

                                                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                                                 COST               VALUE            CAPITAL*
------------------------------------------------------------------------------------------------------------------------

King Street Capital, L.P.                                     $    7,050,000    $      8,352,783           16.95%
Satellite Credit Opportunities Fund, Ltd.                          8,750,000          10,306,635           20.92
Silver Point Capital Fund, L.P.                                   11,100,000          13,874,561           28.16
Watershed Capital Partners, L.P.                                  11,050,000          12,089,914           24.54
                                                             ----------------------------------------------------------
   Total                                                      $   37,950,000    $     44,623,893           90.57%
                                                             ==========================================================


*Percentages are based on Members' Capital of $49,269,244.

The aggregate cost of investments for tax purposes was $37,950,000. Net unrealized appreciation on investments for tax purposes was $6,673,893 consisting of $6,673,893 of gross unrealized appreciation and of $0 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 90.57% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2005

               INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS


[Pie Chart Omitted]
Plot points are as follows:

Short Equity Investments             2.85%
Equity Investment Market Neutral     3.72%
Long/Short Equity Investments       93.43%

                                                                                             % OF MEMBERS'
PORTFOLIO FUND NAME                                          COST                 VALUE         CAPITAL*
--------------------------------------------------------------------------------------------------------------

Bay Pond Partners, L.P.                                 $   27,000,000      $   35,762,827         10.08%
Bay Resource Partners, L.P.                                 20,000,000          24,966,429          7.03
Cadmus Capital Partners (QP), L.P.                          21,000,000          23,763,846          6.69
Cantillion Pacific, L.P.                                    10,000,000          11,499,850          3.24
Cantillion U.S. Low Volatility, L.P.                        12,000,000          12,683,681          3.57
Cavalry Technology, L.P.                                    38,750,000          37,993,855         10.70
The Elkhorn Fund, LLC                                       15,000,000          16,277,457          4.59
Fine Partners I, L.P.                                       17,500,000          17,731,560          5.00
Hygrove Capital Fund (QP), L.P.                             15,000,000          16,394,514          4.62
Icarus Qualified Partners, L.P.                             10,500,000           9,701,426          2.73
JL Partners, L.P.                                           49,820,000          58,857,065         16.58
North River Partners, L.P.                                  21,650,000          23,213,683          6.54
Standard Global Equity Partners SA, L.P.                    38,700,000          40,562,275         11.43
Viking Global Equities, L.P.                                10,000,000          11,537,889          3.25
                                                       -------------------------------------------------------
   Total                                                $  306,920,000      $  340,946,357         96.05%
                                                       =======================================================

*Percentages are based on Members' Capital of $354,951,917.

The aggregate cost of investments for tax purposes was $306,920,000. Net unrealized appreciation on investments for tax purposes was $34,026,357 consisting of $35,581,076 of gross unrealized appreciation and $1,554,719 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 96.05% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Aetos Capital Market Neutral Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2005

               INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

[Pie Chart Omitted]
Plot points are as follows:

Multi-Strategy Market Neutral       42.94%
Equity Investment Market Neutral    57.06%

                                                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                                                COST               VALUE             CAPITAL*
-------------------------------------------------------------------------------------------------------------------------

AQR Absolute Return Institutional Fund, L.P.               $      14,900,000  $       15,574,855            17.54%
Bravura 99 Fund, L.P.                                              8,682,132           9,725,776            10.95
Cantillion U.S. Low Volatility, L.P.                              27,500,000          28,467,142            32.06
GMO Market Neutral Fund (Onshore)                                  6,384,310           6,413,961             7.23
GMO Mean Reversion Fund                                           16,000,000          18,000,475            20.27
                                                          ---------------------------------------------------------------
   Total                                                   $      73,466,442  $       78,182,209            88.05%
                                                          ===============================================================


*Percentages are based on Members' Capital of $88,795,119.

The aggregate cost of investments for tax purposes was $73,466,442. Net unrealized appreciation on investments for tax purposes was $4,715,767 consisting of $4,715,767 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 88.05% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                  July 31, 2005
                                   (Unaudited)

                                                               AETOS CAPITAL                       AETOS CAPITAL
                                             AETOS CAPITAL      DISTRESSED       AETOS CAPITAL        MARKET
                                            MULTI-STRATEGY      INVESTMENT        LONG/SHORT          NEUTRAL
                                              ARBITRAGE         STRATEGIES        STRATEGIES        STRATEGIES
                                              FUND, LLC          FUND, LLC         FUND, LLC         FUND, LLC
                                            ----------------------------------------------------------------------
ASSETS
Investments in portfolio funds, at cost       $240,806,549       $37,950,000       $306,920,000      $73,466,442
                                            ----------------------------------------------------------------------
Investments in portfolio funds, at value      $258,346,597       $44,623,893       $340,946,357      $78,182,209
Cash and cash equivalents                       12,162,956         4,760,001         14,456,820       10,754,284
Accrued income                                      32,563            12,583             38,685           28,443
Due from investment manager                             --            10,980                 --            6,574
Other assets                                         3,125             2,963              4,391            3,152
                                            ----------------------------------------------------------------------
   Total assets                                270,545,241        49,410,420        355,446,253       88,974,662
                                            ----------------------------------------------------------------------

LIABILITIES
Redemptions of Interests payable                    19,852                --             43,035               --
Investment manager fees payable                    172,202            31,404            226,244           56,597
Administration fees payable                         44,405             8,370             58,644           14,919
Board of Managers' fees payable                      6,844             6,844              6,844            6,844
Other accrued expenses                             134,920            94,558            159,569          101,183
                                            ----------------------------------------------------------------------
   Total liabilities                               378,223           141,176            494,336          179,543
                                            ----------------------------------------------------------------------

   NET MEMBERS' CAPITAL                       $270,167,018       $49,269,244       $354,951,917      $88,795,119
                                            ======================================================================

MEMBERS' CAPITAL
Net capital                                   $252,626,970       $42,595,351       $320,925,560      $84,079,352
Net unrealized appreciation on investments
   in portfolio funds                           17,540,048         6,673,893         34,026,357        4,715,767
                                            ----------------------------------------------------------------------
   Members' Capital                           $270,167,018       $49,269,244       $354,951,917      $88,795,119
                                            ======================================================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                  For the six-month period ended July 31, 2005
                                   (Unaudited)

                                                                 AETOS CAPITAL                       AETOS CAPITAL
                                              AETOS CAPITAL       DISTRESSED       AETOS CAPITAL        MARKET
                                              MULTI-STRATEGY      INVESTMENT        LONG/SHORT          NEUTRAL
                                                ARBITRAGE         STRATEGIES        STRATEGIES        STRATEGIES
                                                FUND, LLC         FUND, LLC          FUND, LLC        FUND, LLC
                                            ------------------------------------------------------------------------
Investment income:
    Interest                                        $64,046           $47,920           $133,131         $107,042
                                            ------------------------------------------------------------------------

Expenses:
    Management fees                                 954,664           175,130          1,265,530          319,772
    Administration fees                             132,121            25,380            176,003           44,877
    Board of Managers' fees                          13,688            13,688             13,688           13,688
    Professional fees                                89,950            70,450             99,550           73,550
    Custodian fees                                   14,704             4,228             18,908            6,172
    Printing fees                                    12,000            12,000             12,000           12,000
    Registration fees                                   620               620                620              620
    Other expenses                                    2,768             2,768              2,768            2,768
                                            ------------------------------------------------------------------------
         Total expenses                           1,220,515           304,264          1,589,067          473,447
         Fund expenses reimbursed                        --           (70,902)                --          (47,186)
                                            ------------------------------------------------------------------------
Net expenses                                      1,220,515           233,362          1,589,067          426,261
                                            ------------------------------------------------------------------------
Net investment loss                              (1,156,469)         (185,442)        (1,455,936)        (319,219)
                                            ------------------------------------------------------------------------

Net gain on portfolio funds sold                         --                --                676               --
Net change in unrealized appreciation on
    investments in portfolio funds                9,666,896         1,731,616         17,916,961        1,667,907
                                            ------------------------------------------------------------------------

Net increase in Members' Capital derived
    from investment activities                   $8,510,427        $1,546,174        $16,461,701       $1,348,688
                                            ========================================================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

For the six-month period ended July 31, 2005 and the year ended January 31, 2005


                                                                                    AETOS CAPITAL DISTRESSED
                                                 AETOS CAPITAL MULTI-STRATEGY         INVESTMENT STRATEGIES
                                                     ARBITRAGE FUND, LLC                    FUND, LLC
                                                 -----------------------------   -------------------------------


                                                     2/1/05 -        2/1/04 -         2/1/05 -        2/1/04 -
                                                     7/31/05         1/31/05          7/31/05         1/31/05
                                                   (UNAUDITED)                      (UNAUDITED)
                                                 -----------------------------   -------------------------------
From investment activities:
   Net investment loss                              $(1,156,469)   $(1,340,727)       $(185,442)      $(324,337)
   Net gain on portfolio funds sold                          --             --               --              --
   Net change in unrealized appreciation on
    investments in portfolio funds                    9,666,896      6,931,365        1,731,616       3,931,069
                                                 -----------------------------   -------------------------------
      Net increase in Members' Capital
        derived from investment activities            8,510,427      5,590,638        1,546,174       3,606,732
                                                 -----------------------------   -------------------------------

Members' Capital transactions:

   Proceeds from sales of Interests                  17,458,902    198,877,612        2,647,384      34,412,376
   Redemptions of Interests                          (1,766,086)      (196,464)        (178,502)       (163,410)
   Transfers of Interests                                    --      6,616,600               --      (6,780,600)
                                                 -----------------------------   -------------------------------
Net increase in Members' Capital derived from
    capital transactions                             15,692,816    205,297,748        2,468,882      27,468,366
                                                 -----------------------------   -------------------------------
Net increase in Members' Capital                     24,203,243    210,888,386        4,015,056      31,075,098
Members' Capital at beginning of period             245,963,775     35,075,389       45,254,188      14,179,090
                                                 -----------------------------   -------------------------------
Members' Capital at end of period                  $270,167,018   $245,963,775      $49,269,244     $45,254,188
                                                 =============================   ===============================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

For the six-month period ended July 31, 2005 and the year ended January 31, 2005

                                                                                      AETOS CAPITAL MARKET
                                                     AETOS CAPITAL LONG/SHORT           NEUTRAL STRATEGIES
                                                       STRATEGIES FUND, LLC                 FUND, LLC
                                                 --------------------------------------------------------------

                                                      2/1/05 -       2/1/04 -          2/1/05 -      2/1/04 -
                                                      7/31/05        1/31/05           7/31/05       1/31/05
                                                    (UNAUDITED)                      (UNAUDITED)
                                                 ------------------------------    ----------------------------
From investment activities:
   Net investment loss                               $(1,455,936)   $(1,821,116)       $(319,219)    $(495,128)
   Net gain (loss) on portfolio funds sold                   676        401,496               --       (35,660)
   Net change in unrealized appreciation on
    investments in portfolio funds                    17,916,961     14,218,146        1,667,907     2,853,177
                                                 ------------------------------    ----------------------------
      Net increase in Members' Capital
       derived from investment activities             16,461,701     12,798,526        1,348,688     2,322,389
                                                 ------------------------------    ----------------------------

Members' Capital transactions:
   Proceeds from sales of Interests                   14,994,910    255,135,361        5,627,594    65,834,326
   Redemptions of Interests                           (1,841,626)      (417,274)        (410,798)      (58,815)
   Transfers of Interests                                     --        152,000               --        12,000
                                                 ------------------------------    ----------------------------
Net Increase in Members' Capital derived from
    capital transactions                              13,153,284    254,870,087        5,216,796    65,787,511
                                                 ------------------------------    ----------------------------
Net increase in Members' Capital                      29,614,985    267,668,613        6,565,484    68,109,900
Members' Capital at beginning of period              325,336,932     57,668,319       82,229,635    14,119,735
                                                 ------------------------------    ----------------------------
Members' Capital at end of period                   $354,951,917   $325,336,932      $88,795,119   $82,229,635
                                                 ==============================    ============================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows

                  For the six-month period ended July 31, 2005
                                   (Unaudited)

                                                                           AETOS CAPITAL                      AETOS CAPITAL
                                                          AETOS CAPITAL     DISTRESSED       AETOS CAPITAL        MARKET
                                                         MULTI-STRATEGY     INVESTMENT        LONG/SHORT         NEUTRAL
                                                            ARBITRAGE       STRATEGIES        STRATEGIES        STRATEGIES
                                                            FUND, LLC        FUND, LLC         FUND, LLC         FUND, LLC
                                                        --------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                               $(9,500,000)      $       --       $(6,900,000)      $        --
Sales of Portfolio Funds                                            --               --               676                --
Net investment loss                                         (1,156,469)        (185,442)       (1,455,936)         (319,219)
Adjustments to reconcile net investment loss to net
    cash used in operating activities:
       Increase in accrued income                              (20,346)          (8,255)          (23,005)          (18,094)
       Decrease in prepaid investments                       7,000,000               --                --                --
       Decrease in receivable for sale of investments               --               --           360,158                --
       Increase in due from investment manager                      --           (7,890)               --            (6,574)
       Increase in other assets                                 (3,125)          (2,963)           (4,391)           (3,152)
       Increase in administration fees payable                  10,363            2,135            12,790             3,169
       Increase in investment manager fees payable              42,330           31,404            51,788            33,156
       Increase in Board of Managers' fees payable               3,094            3,094             3,094             3,094
       Increase in other accrued expenses                       18,494           15,353            21,150            17,138
                                                        --------------------------------------------------------------------
Net cash used in operating activities                       (3,605,659)        (152,564)       (7,933,676)         (290,482)
                                                        --------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in sales of Interests received in advance            (204,971)              --          (197,894)               --
Increase in redemptions of Interests payable                    19,852               --            43,035                --
Sales of Interests                                          17,458,902        2,647,384        14,994,910         5,627,594
Redemptions of Interests                                    (1,766,086)        (178,502)       (1,841,626)         (410,798)
Transfers of Interests                                              --               --                --                --
                                                        --------------------------------------------------------------------
Net cash provided by financing activities                   15,507,697        2,468,882        12,998,425         5,216,796
                                                        --------------------------------------------------------------------

Net increase in cash and cash equivalents                   11,902,038        2,316,318         5,064,749         4,926,314
Cash and cash equivalents, beginning of period                 260,918        2,443,683         9,392,071         5,827,970
                                                        --------------------------------------------------------------------
Cash and cash equivalents, end of period                   $12,162,956       $4,760,001       $14,456,820       $10,754,284
                                                        ====================================================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights

                                                      AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                                 ------------------------------------------------------------

                                                     2/1/05 -
                                                     7/31/05           2/1/04 -      2/1/03 -      8/21/02* -
                                                   (UNAUDITED)         1/31/05       1/31/04       1/31/03
                                                 ------------------------------------------------------------


Total return                                             3.33%(1)         2.98%        13.17%         4.44%(1)

Net assets, end of period (000's)                    $ 270,167        $ 245,964      $ 35,075       $ 1,092

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements (2)(4)                                0.96%(3)         1.07%         5.04%        43.96%(3)
  Expenses, net of waivers and
    reimbursements (2)(4)                                0.96%(3)         1.00%         1.13%         1.25%(3)
  Net investment loss, before waivers
    and reimbursements                                 (0.91)%(3)       (0.96)%       (4.87)%      (43.95)%(3)
  Net investment loss, net of waivers
    and reimbursements                                 (0.91)%(3)       (0.89)%       (0.96)%       (1.24)%(3)

Portfolio turnover rate (5)                              0.00%            0.00%         0.00%         0.00%



* Commencement of operations.
(1)  Total return is for the period indicated and has not been annualized.
(2)  Expense ratios of underlying funds are not included in the expense ratio.
(3)  Annualized.
(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5)  Not annualized.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                        AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                                 -----------------------------------------------------------------------

                                                     2/1/05 -
                                                     7/31/05            2/1/04 -         2/1/03 -          8/21/02* -
                                                   (UNAUDITED)          1/31/05          1/31/04           1/31/03
                                                 -----------------------------------------------------------------------


Total return                                            3.31%(1)          10.24%           22.13%            5.38%(1)

Net assets, end of period (000's)                    $ 49,269           $ 45,254         $ 14,179          $ 2,355

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements (2)(4)                               1.30%(3)           1.55%            7.72%           22.93%(3)
  Expenses, net of waivers and
    reimbursements (2)(4)                               1.00%(3)           1.00%            1.18%            1.25%(3)
  Net investment loss, before waivers
    and reimbursements                                (1.10)%(3)         (1.50)%          (7.65)%         (22.92)%(3)
  Net investment loss, net of waivers
    and reimbursements                                (0.80)%(3)         (0.95)%          (1.11)%          (1.24)%(3)

Portfolio turnover rate (5)                             0.00%              0.00%           16.94%            0.00%


* Commencement of operations.
(1)  Total return is for the period indicated and has not been annualized.
(2)  Expense ratios of underlying funds are not included in the expense ratio.
(3)  Annualized.
(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5)  Not annualized.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                                 ----------------------------------------------------------------------

                                                     2/1/05 -
                                                     7/31/05            2/1/04 -        2/1/03 -           8/21/02* -
                                                   (UNAUDITED)          1/31/05         1/31/04            1/31/03
                                                 ----------------------------------------------------------------------

Total return                                            4.97%(1)           3.90%           12.88%          (0.89)%(1)

Net assets, end of period (000's)                   $ 354,952          $ 325,337         $ 57,668          $ 3,562

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements (2)(4)                               0.95%(3)           1.05%            4.09%           18.87%(3)
  Expenses, net of waivers and
    reimbursements (2)(4)                               0.95%(3)           1.00%            1.14%            1.25%(3)
  Net investment loss, before waivers
    and reimbursements                                (0.87)%(3)         (0.95)%          (3.96)%         (18.86)%(3)
  Net investment loss, net of waivers
    and reimbursements                                (0.87)%(3)         (0.90)%          (1.01)%          (1.24)%(3)

Portfolio turnover rate (5)                             0.00%              4.06%            0.00%           20.87%


* Commencement of operations.
(1)  Total return is for the period indicated and has not been annualized.
(2)  Expense ratios of underlying funds are not included in the expense ratio.
(3)  Annualized.
(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5)  Not annualized




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Financial Highlights (concluded)


                                                              AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
                                                    --------------------------------------------------------------------

                                                        2/1/05 -
                                                        7/31/05          2/1/04 -        2/1/03 -           8/21/02* -
                                                      (UNAUDITED)        1/31/05         1/31/04            1/31/03
                                                    --------------------------------------------------------------------

Total return                                            1.66%(1)           1.84%            2.81%            0.13%(1)

Net assets, end of period (000's)                    $ 88,795           $ 82,230         $ 14,120          $ 1,526

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements (2)(4)                               1.11%(3)           1.33%            8.79%           31.67%(3)
  Expenses, net of waivers and
    reimbursements (2)(4)                               1.00%(3)           1.00%            1.15%            1.25%(3)
  Net investment loss, before waivers
    and reimbursements                                (0.86)%(3)         (1.28)%          (8.69)%         (31.65)%(3)
  Net investment loss, net of waivers
    and reimbursements                                (0.75)%(3)         (0.95)%          (1.05)%          (1.23)%(3)

Portfolio turnover rate (5)                             0.00%             45.70%            0.00%            0.00%


* Commencement of operations.
(1)  Total return is for the period indicated and has not been annualized.
(2)  Expense ratios of underlying funds are not included in the expense ratio.
(3)  Annualized.
(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5)  Not annualized




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                  July 31, 2005
                                   (Unaudited)

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC and the Aetos Capital Market Neutral Strategies Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Market Neutral Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of market neutral strategies.

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

              Notes to Financial Statements (continued) (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

C. Fund Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

              Notes to Financial Statements (continued) (unaudited)

D. Income Taxes

Each Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

E.  Distribution Policy

Each Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F.  Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G.  Cash and Cash Equivalents

The Funds treat all highly liquid financial instruments that mature within three months as cash equivalents.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds. The Investment Manager contractually agreed to reimburse the Funds in order to limit the Funds' other expenses (defined as total operating expenses excluding the Management Fee) at 0.50% of each Fund's average monthly net assets, through December 31, 2003. Effective January 1, 2004, the Investment Manager has contractually agreed to reimburse the Funds in order to limit the Funds' other expenses at 0.25% of each Fund's average monthly net assets, at least until May 31, 2006.

              Notes to Financial Statements (continued) (unaudited)

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian, a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act receives an annual retainer of $25,000 and regular quarterly meeting fees of $2,500 per meeting (additional meeting fees are $500 per meeting). The Chairman of the audit committee receives an additional annual retainer of $1,500. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interest in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

              Notes to Financial Statements (continued) (unaudited)

5. CONCENTRATION OF RISK

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value. The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk.

Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6.  INVESTMENT TRANSACTIONS

For the six-month period ended July 31, 2005, purchases and sales of investments were as follows:

  FUND                                                            PURCHASES              SALES
  ----------------------------------------------------------------------------------------------------
  Aetos Capital Multi-Strategy Arbitrage Fund, LLC                   $9,500,000           $--
  Aetos Capital Distressed Investment Strategies Fund, LLC               --                --
  Aetos Capital Long/Short Strategies Fund, LLC                       6,900,000            --
  Aetos Capital Market Neutral Strategies Fund, LLC                      --                --

7. INVESTMENTS

As of July 31, 2005, the Funds had investments in thirty-three Portfolio Funds, none of which were related parties. The following table lists the Funds' investments in Portfolio Funds as of July 31, 2005. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 2 years from initial investment. The liquidity provisions shown in the table apply after the lock-up provisions.

              Notes to Financial Statements (continued) (unaudited)

      AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                                                INVESTMENT                  FAIR VALUE   % OF MEMBERS'
PORTFOLIO FUND NAME                                             OBJECTIVE                    7/31/2005      CAPITAL      LIQUIDITY
----------------------------------------------------------------------------------------------------------------------------------
AQR Global Arbitrage Offshore Fund (USD), Ltd.         Fixed Income/Event Arbitrage        $ 28,858,389      10.68 %     Quarterly
Davidson Kempner Partners                         Event Arbitrage/Distressed Investments     26,269,812       9.72       Quarterly
FFIP, L.P.                                                Fixed Income Arbitrage             16,796,210       6.22         Annual
Ishin Fund, LLC                                           Convertible Arbitrage              11,474,168       4.25         Annual
Pentangle Partners, L.P.                                  Statistical Arbitrage              16,324,932       6.04        Monthly
Pequot Credit Opportunities Fund, L.P.                    Fixed Income Arbitrage             15,134,555       5.60         Annual
Perry Partners, L.P.                                         Event Arbitrage                 33,246,461      12.31         Annual
Satellite Fund II, L.P.                           Event Arbitrage/Distressed Investments     28,674,214      10.61         Annual
South Hill Trading Corp.                                  Fixed Income Arbitrage             15,785,188       5.84        Monthly
Sowood Alpha Fund, L.P.                           Event Arbitrage/Distressed Investments     45,146,010      16.71         Annual
Standard Pacific Credit Opportunities Fund, L.P.          Fixed Income Arbitrage             20,636,658       7.64         Annual
                                                                                          ------------------------
                                                                                           $258,346,597      95.62%
                                                                                          ------------------------


      AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                                                INVESTMENT                  FAIR VALUE
PORTFOLIO FUND NAME                                             OBJECTIVE                     7/31/05   % OF NET ASSETS  LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------------------
King Street Capital, L.P.                                   Distressed Investments         $  8,352,783      16.95%      Quarterly
Satellite Credit Opportunities Fund, Ltd.                   Distressed Investments           10,306,635      20.92         Annual
Silver Point Capital Fund, L.P.                             Distressed Investments           13,874,561      28.16         Annual
Watershed Capital Partners, L.P.                            Distressed Investments           12,089,914      24.54       Quarterly
                                                                                          ------------------------
                                                                                           $ 44,623,893      90.57%
                                                                                          ------------------------

      AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                                                INVESTMENT                  FAIR VALUE
PORTFOLIO FUND NAME                                             OBJECTIVE                    7/31/2005  % OF NET ASSETS  LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                                Long/Short Equity Investments       $ 35,762,827      10.08%      Semi-Annual
Bay Resource Partners, L.P.                            Long/Short Equity Investments         24,966,429       7.03          Annual
Cadmus Capital Partners (QP), L.P.                     Long/Short Equity Investments         23,763,846       6.69       Quarterly
Cantillion Pacific, L.P.                               Long/Short Equity Investments         11,499,850       3.24       Quarterly
Cantillion U.S. Low Volatility, L.P.                  Equity Investment Market Neutral       12,683,681       3.57        Quarterly
Cavalry Technology, L.P.                               Long/Short Equity Investments         37,993,855      10.70         Annual
The Elkhorn Fund, LLC                                  Long/Short Equity Investments         16,277,457       4.59       Quarterly
Fine Partners I, L.P.                                  Long/Short Equity Investments         17,731,560       5.00         Annual
Hygrove Capital Fund (QP), L.P.                        Long/Short Equity Investments         16,394,514       4.62       Quarterly
Icarus Qualified Partners, L.P.                           Short Equity Investments            9,701,426       2.73         Annual
JL Partners, L.P.                                      Long/Short Equity Investments         58,857,065      16.58       Quarterly
North River Partners, L.P.                             Long/Short Equity Investments         23,213,683       6.54       Quarterly
Standard Global Equity Partners SA, L.P.               Long/Short Equity Investments         40,562,275      11.43         Annual
Viking Global Equities, L.P.                           Long/Short Equity Investments         11,537,889       3.25         Annual
                                                                                          ------------------------
                                                                                           $340,946,357      96.05%
                                                                                          ------------------------

                                                                              19

                           Notes to Financial Statements (continued) (unaudited)

      AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

                                                          INVESTMENT                 FAIR VALUE
PORTFOLIO FUND NAME                                        OBJECTIVE                   7/31/05      % OF NET ASSETS  LIQUIDITY
--------------------------------------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.     Multi-Strategy Market Neutral      $ 15,574,855         17.55%      Quarterly
Bravura 99 Fund, L.P.                          Equity Investment Market Neutral        9,725,776         10.95       Quarterly
Cantillion U.S. Low Volatility L.P.            Equity Investment Market Neutral       28,467,142         32.06       Quarterly
GMO Market Neutral Fund (Onshore)              Equity Investment Market Neutral        6,413,961          7.22       Quarterly
GMO Mean Reversion Fund                          Multi-Strategy Market Neutral        18,000,475         20.27       Quarterly
                                                                                   ---------------------------
                                                                                    $ 78,182,209         88.05%
                                                                                   ---------------------------


      8. SUBSEQUENT EVENTS

      Through September 1, 2005, the Funds received the following contributions:

      FUND                                                           AMOUNT
      ------------------------------------------------------------------------------
      Aetos Capital Multi-Strategy Arbitrage Fund, LLC                 $2,903,250
      Aetos Capital Distressed Investment Strategies Fund, LLC            384,250
      Aetos Capital Long/Short Strategies Fund, LLC                     6,985,250
      Aetos Capital Market Neutral Strategies Fund, LLC                 5,683,250

    and paid the following redemptions:

      FUND                                                           AMOUNT
      ------------------------------------------------------------------------------
      Aetos Capital Multi-Strategy Arbitrage Fund, LLC                 $4,711,000
      Aetos Capital Distressed Investment Strategies Fund, LLC                 --
      Aetos Capital Long/Short Strategies Fund, LLC                    15,001,000
      Aetos Capital Market Neutral Strategies Fund, LLC                 7,485,722

             Approval of Investment Advisory Agreements (unaudited)

The Board of each Fund unanimously approved the continuance of each Fund's Advisory Agreement between the Fund and the Investment Manager at a meeting held in person on July 13, 2005.

In approving each Advisory Agreement each Fund's Board of Managers, including the Independent Board Members, considered the nature, quality and scope of the services provided by the Investment Manager, the performance, fees and expenses of each Fund compared to other similar investment companies, the Investment Manager's expenses in providing the services, the profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with each Fund and the extent to which economies of scale are shared with each Fund. The Independent Board Members reviewed reports from third parties and management about the foregoing factors and changes, if any, in such items since the Board Members' deliberations in connection with the initial approval of each Advisory Agreement. In particular, the Independent Board Members noted that the proposed Management Fee was lower than the management fee for most investment companies similar to the Funds.

The Independent Board Members noted their confidence in the capability and integrity of the senior management and staff of the Investment Manager and the financial strength of the Investment Manager. The Independent Board Members weighed the foregoing factors in light of the advice given to them by legal counsel to the Fund as to the law applicable to the review of investment advisory contracts. Based upon its review, each Fund's Board of Managers, including all of the Independent Board Members, determined, in the exercise of its business judgment, that approval of the Advisory Agreement with respect to each Fund was in the best interests of each Fund and its Members.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies filing an annual report on this Form for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Aetos Capital Multi-Strategy Arbitrage Fund, LLC


By (Signature and Title)*       /s/ Michael F. Klein
                                --------------------
                                Michael F. Klein, President

Date: 09/28/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Michael F. Klein
                                --------------------
                                Michael F. Klein, President

Date: 09/28/05


By (Signature and Title)*       /s/ Scott D. Sawyer
                                -------------------
                                Scott D. Sawyer, Treasurer

Date: 09/28/05

* Print the name and title of each signing officer under his or her signature.